Intangible Assets (Indefinite-Lived Intangible Assets) (Details) (USD $)	3 Months Ended	6 Months Ended				3 Months Ended	6 Months Ended		3 Months Ended	6 Months Ended	3 Months Ended	6 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Jul. 10, 2013 Predecessor [Member]	Jul. 10, 2013 Predecessor [Member] FCC Licenses [Member]	Jul. 10, 2013 Predecessor [Member] Trademarks [Member]	Mar. 31, 2014 Successor [Member]	Dec. 31, 2013 Successor [Member]	Dec. 31, 2012 Successor [Member]	Mar. 31, 2014 Successor [Member] FCC Licenses [Member]	Dec. 31, 2013 Successor [Member] FCC Licenses [Member]	Mar. 31, 2014 Successor [Member] Trademarks [Member]	Dec. 31, 2013 Successor [Member] Trademarks [Member]
Indefinite-lived Intangible Assets [Line Items]
Indefinite-lived Intangible Assets, Period Start			$ 20,677,000,000	$ 20,268,000,000	$ 409,000,000	$ 41,824,000,000		$ 0	$ 35,889,000,000	$ 35,723,000,000	$ 5,935,000,000	$ 5,935,000,000
Indefinite-lived Intangible Assets, Period Increase (Decrease)				12,580,000,000	0				154,000,000	166,000,000 [1]	0	0
Indefinite-lived Intangible Assets, Period End				32,848,000,000	409,000,000	41,978,000,000	41,824,000,000	0	36,043,000,000	35,889,000,000	5,935,000,000	5,935,000,000
Goodwill, beginning balance			359,000,000			6,434,000,000	6,434,000,000	0
Goodwill Net Additions/(reductions)			715,000,000			(51,000,000) [2]	0
Goodwill, ending balance			1,074,000,000			6,383,000,000	6,434,000,000	0
Total indefinite-lived intangible assets including FCC licenses, Trademarks, Goodwill, beginning balance	48,258,000,000		21,036,000,000				48,092,000,000
Indefinite lived intangible assets period increase decrease	103,000,000	166,000,000	13,295,000,000
Total indefinite-lived intangible assets including FCC licenses, Trademarks, Goodwill, ending balance	48,361,000,000	48,258,000,000	34,331,000,000
Deposit made to acquire additional FCC licenses that is pending FCC approval							$ 62,000,000

[1]	(1)Net additions for the Successor period ended December 31, 2013 consisted of approximately $62 million in deposits made to acquire additional FCC licenses that are pending FCC approval.
[2]	Net reduction to goodwill for the Successor three-month transition period ended March 31,2014 of approximately $51 million was the result of purchase price allocation adjustments associated with the SoftBank Merger.